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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:               June 30, 2004

Check here if Amendment [ ]; Amendment Number: N/A
This Amendment (Check only one.):           [ ] is a restatement.
                                            [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:             ShareInVest Research L.P.
Address:          c/o The Millburn Corporation
                  1270 Avenue of the Americas
                  New York, New York  10020

Form 13F File Number:      28-05309

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kenneth P. Pearlman
Title:    Principal of ShareInVest Research L.P.
Phone:    212-332-7327

Signature, Place, and Date of Signing:

/s/ Kenneth P. Pearlman             New York, New York           August 5, 2004
-----------------------             ------------------           --------------
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  N/A



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     34

Form 13F Information Table Value Total:     $144,815
                                           (thousands)

List of Other Included Managers:            None



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                           FORM 13F INFORMATION TABLE

             COLUMN 1            COLUMN 2       COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8
             --------            --------       --------   --------        --------       --------    --------       --------
                                                             VALUE    SHRS OR SH/ PUT/   INVESTMENT     OTHER     VOTING AUTHORITY
          NAME OF ISSUER      TITLE OF CLASS      CUSIP    (X$1000)   PRN AMT PRN CALL   DISCRETION   MANAGERS   SOLE SHARED NONE
          --------------      --------------      -----    --------   ----------------   ----------   --------   ----------------

ALLIANCE GAMING CORP              COM NEW       01859P609    2,650   154,400  SH           Sole         N/A     154,400
AMERICAN AXLE & MFG
  HLDGS INC                         COM         024061103    8,934   245,700  SH           Sole         N/A     245,700
AMERICAN EAGLE
  OUTFITTERS NE                     COM         02553E106    5,630   194,750  SH           Sole         N/A     194,750
ANNTAYLOR STORES CORP               COM         036115103    3,086   106,500  SH           Sole         N/A     106,500
BEST BUY INC                        COM         086516101    1,591    31,350  SH           Sole         N/A      31,350
BOYDS COLLECTION LTD                COM         103354106      511   153,900  SH           Sole         N/A     153,900
CARMAX, INC                         COM         143130102      967    44,234  SH           Sole         N/A      44,234
CBRL GROUP INC                      COM         12489V106    1,857    60,200  SH           Sole         N/A      60,200
CENTEX CORP                         COM         152312104    3,788    82,800  SH           Sole         N/A      82,800
CIT GROUP                           COM         125581108    6,314   164,900  SH           Sole         N/A     164,900
COVENANT TRANS INC                 CL A         22284P105    1,793   104,900  SH           Sole         N/A     104,900
DOLLAR GEN CORP                     COM         256669102    2,513   128,500  SH           Sole         N/A     128,500
DOLLAR TREE STORES INC              COM         256747106    1,544    56,300  SH           Sole         N/A      56,300
ETHAN ALLEN INTERIORS INC           COM         297602104    1,962    54,650  SH           Sole         N/A      54,650
GAP INC DEL                         COM         364760108    4,256   175,500  SH           Sole         N/A     175,500
GENENTECH INC                     COM NEW       368710406   17,411   309,800  SH           Sole         N/A     309,800
GRUPO TMM S A DE CV            SP ADR A SHS     40051D105      207    84,300  SH           Sole         N/A      84,300
HEARTLAND EXPRESS INC               COM         422347104    4,871   178,025  SH           Sole         N/A     178,025
HUNT J B TRANS SVCS INC             COM         445658107    5,972   154,800  SH           Sole         N/A     154,800
KNIGHT TRANSN INC                   COM         499064103    6,272   218,298  SH           Sole         N/A     218,298
LOWES COS INC                       COM         548661107    5,886   112,000  SH           Sole         N/A     112,000
MAGNA ENTMT CORP                   CL A         559211107    1,946   329,900  SH           Sole         N/A     329,900
MAXIM INTEGRATED PRODS INC          COM         57772K101    6,165   117,600  SH           Sole         N/A     117,600
MEDTRONIC INC                       COM         585055106    5,535   113,600  SH           Sole         N/A     113,600
OLD DOMINION FREIGHT
  LINE INC                          COM         679580100    4,849   164,475  SH           Sole         N/A     164,475
RARE HOSPITALITY INTL INC           COM         753820109    7,962   319,750  SH           Sole         N/A     319,750
RYANAIR HLDGS PLC              SPONSORED ADR    783513104    6,510   198,600  SH           Sole         N/A     198,600
STAPLES INC                         COM         855030102    8,117   275,997  SH           Sole         N/A     275,997
SUPERTEX INC                        COM         868532102     714     43,700  SH           Sole         N/A      43,700
SWIFT TRANSN CO                     COM         870756103    1,603    89,300  SH           Sole         N/A      89,300
TALBOTS INC                         COM         874161102    3,445    88,000  SH           Sole         N/A      88,000
TOLL BROTHERS INC.                  COM         889478103    1,329    31,400  SH           Sole         N/A      31,400
TWEETER HOME ENTMT
  GROUP INC                         COM         901167106    2,363   437,600  SH           Sole         N/A     437,600
URBAN OUTFITTERS INC                COM         917047102    6,262   102,800  SH           Sole         N/A     102,800

                              TOTAL                        144,815



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